Trade and bill receivables	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Trade and bill receivables
20.	Trade and bill receivables

	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	US$’000

Trade receivables, net	241,168	212,104	33,511
Bill receivables (i)	6,816,088	6,819,440	1,077,423

Total (Note 36)	7,057,256	7,031,544	1,110,934

(i)

As of December 31, 2017, bill receivables include bills issued by joint venture and other related parties amounted to RMB 69,816 (US$11,030) (2016: RMB 45,000) and RMB 23,832 (US$3,765) (2016: RMB 3,968) respectively.

Trade receivables, are non-interest bearing and are generally on 60 days’ term. They are recognized at their original invoice amounts which represent their fair values on initial recognition.

As of December 31, 2016 and 2017, outstanding bill receivables discounted with banks for which the Group retained a recourse obligation totaled RMB 817,391 and RMB 1,505,759 (US$237,899) respectively. All bill receivables discounted have contractual maturities within 12 months at time of discounting.

As of December 31, 2016 and 2017, outstanding bill receivables endorsed to suppliers with recourse obligation were RMB 851,099 and RMB 1,316,136 (US$207,940) respectively.

An analysis of the impairment of trade receivables is as follows:

	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	US$’000

At January 1	51,288	54,634	8,632
Charge/(credit) to consolidated statement of profit or loss	3,696	(10,854)	(1,715)
Written off	(346)	(5)	(1)
Translation differences	(4)	—	—

At December 31	54,634	43,775	6,916

The Group’s historical experience in the collection of trade receivables falls within the recorded allowances. Due to this factor, management believes that no additional credit risks beyond the amount provided for collection losses are inherent in the Group’s trade receivables.

As of December 31, 2016 and 2017, gross trade receivables due from a major customer, Dongfeng Automobile Co., Ltd. and its affiliates (the “Dongfeng companies”) were RMB 34,307 and RMB 24,580 (US$3,884), respectively. See Note 33 for further discussion of customer concentration risk.

		Neither past due	Past due but not impaired
	Total	nor impaired	0 – 90 days	91-180 days	181-365 days	>365 days
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

At 31.12.2017	7,031,544	6,919,347	59,966	21,457	29,857	917
At 31.12.2016	7,057,256	6,995,511	37,902	12,062	9,654	2,127